Non-Current Advance to a Third Party (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Non-Current Advance to a Third Party [Line Items]
Contract price		$ 411,000
Additional costs		$ 12,000
Development costs	$ 401,000
Software Development [Member]
Non-Current Advance to a Third Party [Line Items]
Development costs	$ 12,000